Retirement Plan	12 Months Ended
Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Retirement Plan	7. Retirement Plan The Company has an IRC Section 401(k) retirement plan, covering all employees. The Company does not offer a contribution percentage match.